Document and Entity Information	Jan. 09, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	ADVISORS' INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 09, 2019
Prospectus Date	May 01, 2018